Share based compensation - Activity SOP 2021 (Details) - SOP 2021	12 Months Ended
Dec. 31, 2021 Options $ / shares
Number of awards
Granted during the period (shares) | Options	823,458
Unvested awards outstanding at end of period (shares) | Options	823,458
Weighted average remaining life (years)
Weighted average remaining life , granted during the period	4 years
Weighted average remaining life for unvested awards outstanding	3 years 4 months 24 days
Weighted average exercise price
Weighted average exercise price, granted during the period (per share)	$ 14.21
Weighted average exercise price, unvested awards outstanding (per share)	14.21
Weighted average fair value
Fair value, unvested, granted during the period (per share)	5.91
Unvested awards, fair value at end of period (per share)	$ 5.91